Asset Retirement Obligation Disclosure: Schedule of Change in Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Change in Asset Retirement Obligation
	2021	2020
	$	$
Opening balance	4,123	4,042
Foreign exchange	18	81
Ending balance	4,141	4,123